As filed with the Securities and Exchange Commission on July 27, 2021

1933 Act File No. 333-241035

1940 Act File No. 811-23600

U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	Registration Statement Under the Securities Act of 1933
☐	Pre-Effective Amendment No. _
☐	Post-Effective Amendment No. _

and

☒	Registration Statement Under the Investment Company Act of 1940
☒	Amendment No. 6

Thornburg Income Builder Opportunities Trust

Exact Name of Registrant as Specified in Declaration of Trust

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(505) 984-0200

Registrant’s Telephone Number, including Area Code

Erin Carney, Managing Director

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Joshua B. Deringer

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐	Check box if any securities being registered on the Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-241035.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”))

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee
Common Stock, $0.001 par value	1,350,000	$20.00	$27,000,000	$2,945.70

(1)	All of which may be purchased pursuant to an over-allotment option of 4,350,000 shares granted by the Registrant to the Underwriters.
(2)	Estimated solely for the purpose of determining the registration fee.

EXPLANATORY NOTE

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-241035) filed by Thornburg Income Builder Opportunities Trust (the “Registrant”) with the Securities and Exchange Commission, declared effective July 27, 2021, are incorporated herein by reference. On July 27, 2021, the Registrant registered 32,000,000 shares of common stock in Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on Form N-2. When the shares of common stock previously registered are combined with the shares of common stock registered herein, the total number of shares registered by the Registrant is 33,350,000 shares. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 will be filed with a Pre-effective Amendment to the Registration Statement.

2.	Exhibits:

a.	Agreement and Declaration of Trust.(2)

b.	By-Laws of Trust.(1)

c.	None.

d.	None.

e.	Terms and Conditions of the Dividend Reinvestment Plan.(1)

f.	None.

g.1.	Investment Management Agreement between Registrant and Thornburg Investment Management, Inc.(1)

g.2	Expense Limitation and Reimbursement Agreement(2)

h.1.	Form of Underwriting Agreement.(2)

h.2 h.3.	Master Selected Dealers Agreement (2) Closed-End Fund Distribution Services Agreement (2)

i.	None.

j.	Custodian Services Agreement.(1)

k.1	Transfer Agency Services Agreement.(2)

k.2	Administration and Accounting Services Agreement.(1)

k.3 k.4 k.5 k.6 k.7 k.8 k.9

Investor Support Services and Secondary Market Support Services Agreement.(2)

Form of Structuring Fee Agreement with Oppenheimer  & Co. Inc. (2)

Form of Structuring Fee Agreement with RBC Capital Markets LLC (2)

Form of Structuring Fee Agreement with Stifel, Nicolaus  & Company, Incorporated (2)

Form of Structuring Fee Agreement with Wells Fargo Securities, LLC (2)

Form of Structuring Fee Agreement with UBS Securities LLC (2)

Form of Sales Incentive Fee Agreement (2)

l.	Opinion and consent of Trust counsel.*

m.	None.

n.	Consent of Independent Registered Public Accounting Firm.*

o.	None.

p.	Subscription Agreement.(2)

q.	None.

r.1	Code of Ethics of Registrant.(2)

r.2	Code of Ethics of Thornburg Investment Management, Inc.(2)

s.	Powers of Attorney.(1)

*	Filed herewith.

(1)	Filed on June 3, 2021 with Registrant’s Registration Statement on Form N-2 (File No. 333-241035) and incorporated herein by reference.
(2)	Deemed filed on July 27, 2021 with Registrant’s Registration Statement on Form N-2 (File No. 333-241035) and incorporated herein by reference.

Item 26: Marketing Arrangements

See Form of Underwriting Agreement, the Form of Master Selected Dealers Agreement, the Form of Closed-End Fund Distribution Services Agreement, the Form of Structuring Fee Agreement with Oppenheimer & Co. Inc., Form of Structuring Fee Agreement with RBC Capital Markets, LLC, Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Incorporated, Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, Form of Structuring Fee Agreement with UBS Securities LLC, and the Form of Sales Incentive Fee Agreement filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (k)(4), Exhibit (k)(5), Exhibit (k)(6), Exhibit (k)(7), Exhibit (k)(8) and Exhibit (k)(9), respectively, to the Registrant’s Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$98,190
Financial Industry Regulatory Authority, Inc. Fees	$75,500
Printing and Engraving Expenses	$269,000
Legal Fees	$350,000
Listing Fees	$31,000
Accounting Expenses	$43,000
Miscellaneous Expenses	$5,000
Total	$871,690

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

Title of Class	Number of Shareholders*
Common Shares, $0.001 par value	1

*	As of July 27, 2021.

Item 30: Indemnification

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Except as otherwise provided in the Trust’s declaration of trust, the Trust will indemnify and hold harmless to the fullest extent permitted by law any current or former Trustee, officer or agent of the Trust against any and all liabilities and expenses reasonably incurred or paid by them in connection with any proceeding in which they become involved by virtue of their being or having been such a trustee, agent or officer, and against amounts paid by them in the settlement thereof. In accordance with the 1940 Act, the Trust will not indemnify any Trustee, agent or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of the duties of his or her position, or if such trustee, agent or officer did not act in good faith in the reasonable belief that the action was in the best interest of the Trust. Expenses of a person entitled to indemnification may be advanced from time to time, subject to certain conditions outlined in the declaration of trust, by the Trust prior to final disposition upon receipt of an undertaking by such person that such amount will be paid to the Trust if it is ultimately determined that he or she is not entitled to indemnification.

Item 31: Business and Other Connections of Investment Advisers

The information in the Statement of Additional Information under the captions “Board of Trustees and Officers” is hereby incorporated by reference.

Item 32: Location of Accounts and Records.

Thornburg Investment Management, Inc. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information constituting Part B of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Santa Fe, and State of New Mexico, on the 27th day of July, 2021.

THORNBURG INCOME BUILDER OPPORTUNITIES TRUST

By:	/s/ Jason Brady
Jason Brady, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
By: /s/ Jason Brady Jason Brady	President (Principal Executive Officer)	July 27, 2021

By: /s/ Curtis Holloway Curtis Holloway	Chief Financial Officer and Treasurer (Principal Financial Officer/Principal Accounting Officer)	July 27, 2021

By: /s/ Nimish Bhatt Nimish Bhatt	Chairman of the Board and Trustee	July 27, 2021

Anne W. Kritzmire (1)	Trustee	By:	/s/ Nimish Bhatt

Dina A. Tantra (1)	Trustee		Nimish Bhatt

Brian W. Wixted (1)	Trustee		Attorney-In-Fact

Benjamin D. Kirby (1)	Trustee		July 27, 2021

(1)	Original powers of attorney authorizing Jason Brady, Curtis Holloway, Nimish S. Bhatt and Joshua B. Deringer to execute Registrant’s Registration Statement, and Amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and were filed on June 3, 2021 as Exhibit s. to the Registrant’s Registration Statement on Form N-2 (File No. 333-241035).